DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash and cash equivalents	€ 166	€ 147	€ 439	€ 184
Trade receivables and other	539	683
Inventories	1,320	1,050
Deferred tax assets	271	162
Non-current assets or disposal groups classified as held for sale	14	0
Trade payables and other	1,467	1,377
Pension and other post-employment benefit obligations	403	599
Liabilities of disposal group classified as held for sale	10	€ 0
Disposal groups classified as held for sale [member]
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash and cash equivalents	1
Trade receivables and other	6
Inventories	5
Deferred tax assets	2
Non-current assets or disposal groups classified as held for sale	14
Trade payables and other	8
Pension and other post-employment benefit obligations	2
Liabilities of disposal group classified as held for sale	€ 10